Long-Term Debt and Finance Lease Obligations	6 Months Ended
Jun. 30, 2020
Long-Term Debt and Finance Lease Obligations
Long-Term Debt and Finance Lease Obligations
8.	Long-Term Debt and Finance Lease Obligations

Fair Value of our Long-Term Debt

The following table summarizes the carrying amount and fair value of our debt facilities as of June 30, 2020 and December 31, 2019:

	As of
	June 30, 2020		December 31, 2019
	Carrying Amount	Fair Value	Carrying Amount	Fair Value

	(In thousands)
5 1/8% Senior Notes due 2020 (1)	$—	$—	$1,100,000	$1,110,208
6 3/4% Senior Notes due 2021 (2)	2,000,000	2,045,100	2,000,000	2,109,420
5 7/8% Senior Notes due 2022	2,000,000	2,043,040	2,000,000	2,129,580
5 % Senior Notes due 2023	1,500,000	1,495,545	1,500,000	1,543,770
5 7/8% Senior Notes due 2024	2,000,000	2,000,340	2,000,000	2,049,080
7 3/4% Senior Notes due 2026	2,000,000	2,130,880	2,000,000	2,128,900
Other notes payable	25,996	25,996	25,996	25,996
Subtotal	9,525,996	$9,740,901	10,625,996	$11,096,954
Unamortized deferred financing costs and debt discounts, net	(13,581)		(16,250)
Finance lease obligations (3)	188,809		212,617
Total long-term debt and finance lease obligations (including current portion)	$9,701,224		$10,822,363

~~(4)~~	On May 1, 2020, we redeemed the principal balance of our 5 1/8% Senior Notes due 2020.
~~(5)~~	Our 6 3/4% Senior Notes due 2021 mature on June 1, 2021 and have been reclassified to “Current portion of long-term debt and finance lease obligations” on our Condensed Consolidated Balance Sheets as of June 30, 2020.
(6)	Disclosure regarding fair value of finance leases is not required.

We estimated the fair value of our publicly traded long-term debt using market prices in less active markets (Level 2).